MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3: MARKETABLE SECURITIES

The Company’s investments in marketable securities included U.S. treasury bonds with maturities of less than one year. These investments were classified as available-for-sale and were recorded at fair value with unrealized gains and losses recorded in Accumulated Other Comprehensive Income (Loss). These investments were categorized as Level 2.

As of December 31, 2023, the Company had no marketable securities. As of December 31, 2022, the fair value of the marketable securities was $16,806,009.